UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Communications Fund
	Shares	Value ($)
Common Stocks 85.3%
Communications Equipment 3.4%
QUALCOMM, Inc.	51,700	2,514,171
Spirent Communications PLC	620,000	1,176,018

		3,690,189
Computers & Peripherals 1.7%
Apple, Inc.*	5,000	1,905,900
Media 10.9%
Comcast Corp. "A"	300,000	6,270,000
Liberty Global, Inc. "A"*	30,000	1,085,400
Time Warner Cable, Inc.	70,000	4,386,900

		11,742,300
National Carriers 44.9%
AT&T, Inc.	400,000	11,408,000
Belgacom	20,000	602,828
BT Group PLC	1,400,000	3,752,871
CenturyLink, Inc.	110,000	3,643,200
Deutsche Telekom AG (Registered)	380,000	4,470,036
Freenet AG	50,000	587,016
Koninklijke (Royal) KPN NV	120,000	1,579,745
SOFTBANK Corp. (a)	40,000	1,170,916
Swisscom AG (Registered)	2,800	1,137,719
Tele2 AB "B" (a)	200,000	3,657,167
Telecom Italia SpA (RSP)	300,000	291,460
Telefonica SA (a)	200,000	3,834,261
Telekom Austria AG (a)	50,000	504,428
Telenor ASA	100,000	1,541,575
Verizon Communications, Inc.	280,000	10,304,000

		48,485,222
Semiconductors 1.2%
ARM Holdings PLC	150,000	1,283,844
Software & Applications 0.1%
Velti PLC*	8,580	56,714
Wireless Services 23.1%
America Movil SAB de CV "L" (ADR)	50,000	1,104,000
American Tower Corp. "A"*	20,000	1,076,000
Crown Castle International Corp.*	60,000	2,440,200
MetroPCS Communications, Inc.*	30,000	261,300
NII Holdings, Inc.*	20,000	539,000
Sprint Nextel Corp.*	700,000	2,128,000
Telefonaktiebolaget LM Ericsson "B" (a)	200,000	1,916,324
Vodafone Group PLC	6,000,000	15,494,074

		24,958,898

Total Common Stocks (Cost $100,072,846)		92,123,067
Securities Lending Collateral 10.5%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $11,332,134)	11,332,134	11,332,134
Cash Equivalents 11.6%
Central Cash Management Fund, 0.1% (b) (Cost $12,588,069)	12,588,069	12,588,069

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $123,993,049) †	107.4	116,043,270
Other Assets and Liabilities, Net (a)	(7.4)	(8,011,191)

Net Assets	100.0	108,032,079

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $125,117,390.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $9,074,120.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,326,998 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,401,118.

(a)
All or a portion of these securities were on loan amounting to $9,713,550. In addition, included in other assets and liabilities, net are pending sales, amounting to $718,924 that are also on loan. The value of all securities loaned at September 30, 2011 amounted to $10,432,474, which is 9.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
RSP: Risparmio (Convertible Savings Shares)
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

NASDAQ 100 E-Mini Index	USD	12/16/2011	77	3,287,130	(172,172)
S&P 500 E-Mini Index	USD	12/16/2011	55	3,096,500	(154,413)
Total unrealized depreciation					(326,585)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communications Equipment	$2,514,171	$1,176,018	$—	$3,690,189
Computers & Peripherals	1,905,900	—	—	1,905,900
Media	11,742,300	—	—	11,742,300
National Carriers	25,355,200	23,130,022	—	48,485,222
Semiconductors	—	1,283,844	—	1,283,844
Software & Applications	56,714	—	—	56,714
Wireless Services	7,548,500	17,410,398	—	24,958,898
Other Receivable**	—	—	2,785,129	2,785,129
Short-Term Investments(d)	23,920,203	—	—	23,920,203
Total	$73,042,988	$43,000,282	$2,785,129	$118,828,399

Derivatives(e)	$(326,585)	$—	$—	$(326,585)
	$(326,585)	$—	$—	$(326,585)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Receivable**
Balance as of December 31, 2010	$2,637,777
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	147,352
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2011	$2,785,129
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2011	$147,352

Transfers between price levels are recognized at the beginning of the reporting period.
**  Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty.  The fund is in the process of claiming Lehman Brothers.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(326,585)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011